Schedule of Investments ─ IQ U.S. Real Estate Small Cap ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks - 99.8%
Diversified REITs - 15.8%
Alexander & Baldwin, Inc.	23,522	$539,830
American Assets Trust, Inc.	16,971	610,447
Broadstone Net Lease, Inc.	53,295	1,231,647
Empire State Realty Trust, Inc., Class A	59,675	532,301
Gladstone Commercial Corp.	12,668	293,771
Granite Point Mortgage Trust, Inc.	18,288	221,285
Industrial Logistics Properties Trust	22,299	511,316
Kennedy-Wilson Holdings, Inc.	41,160	924,453
Monmouth Real Estate Investment Corp.	31,879	669,140
Preferred Apartment Communities, Inc.	17,829	297,388
Redwood Trust, Inc.	39,303	484,606
Washington Real Estate Investment Trust	28,972	713,291

Total Diversified REITs		7,029,475

Hotel REITs - 12.9%
Apple Hospitality REIT, Inc.	73,709	1,188,926
Ashford Hospitality Trust, Inc.*	11,547	89,951
Braemar Hotels & Resorts, Inc.*	21,286	113,880
Chatham Lodging Trust*	16,369	217,217
DiamondRock Hospitality Co.*	71,239	666,085
Hersha Hospitality Trust*	13,151	118,622
Pebblebrook Hotel Trust	44,825	970,461
Service Properties Trust	55,759	476,739
Summit Hotel Properties, Inc.*	35,883	338,018
Sunstone Hotel Investors, Inc.*	74,607	843,805
Xenia Hotels & Resorts, Inc.*	39,196	679,659

Total Hotel REITs		5,703,363

Mortgage REITs - 15.8%
Apollo Commercial Real Estate Finance, Inc.	48,083	656,333
Arbor Realty Trust, Inc.(a)	50,048	876,340
ARMOUR Residential REIT, Inc.(a)	30,531	286,381
Chimera Investment Corp.	80,071	1,161,029
Dynex Capital, Inc.(a)	12,325	198,186
Invesco Mortgage Capital, Inc.	107,460	287,993
iStar, Inc.(a)	22,927	492,243
KKR Real Estate Finance Trust, Inc.	12,000	256,080
MFA Financial, Inc.	151,236	700,223
New York Mortgage Trust, Inc.	130,114	487,927
Orchid Island Capital, Inc.	58,395	235,332
PennyMac Mortgage Investment Trust	32,845	585,298
Sachem Capital Corp.	9,064	50,396
Two Harbors Investment Corp.	118,169	679,472
Western Asset Mortgage Capital Corp.	20,368	44,402

Total Mortgage REITs		6,997,635

Office REITs - 13.3%
Brandywine Realty Trust	58,226	748,786
City Office REIT, Inc.	14,644	261,103
Corporate Office Properties Trust	38,607	975,213
Easterly Government Properties, Inc.(a)	29,668	622,138
Franklin Street Properties Corp.	32,672	181,330
Global Net Lease, Inc.	35,001	501,914
LXP Industrial Trust	95,884	1,427,713
Office Properties Income Trust	16,428	418,585
Piedmont Office Realty Trust, Inc., Class A	42,276	750,822

Total Office REITs		5,887,604

Residential REITs - 7.5%
Apartment Investment and Management Co., Class A*	51,334	360,878
Bluerock Residential Growth REIT, Inc.	9,052	240,330
Essential Properties Realty Trust, Inc.	41,665	1,106,206
Independence Realty Trust, Inc.	36,012	827,916
UMH Properties, Inc.	15,086	356,030
Veris Residential, Inc.*	27,397	452,050

Total Residential REITs		3,343,410

Retail REITs - 18.8%
Acadia Realty Trust	30,359	600,805
Four Corners Property Trust, Inc.	26,479	716,787
InvenTrust Properties Corp.	23,781	640,660
Kite Realty Group Trust	75,127	1,568,652
Macerich Co. (The)	70,536	1,166,665
Retail Opportunity Investments Corp.	40,890	757,692
RPT Realty	28,676	361,891
Seritage Growth Properties, Class A*(a)	10,790	111,784
SITE Centers Corp.	62,963	932,482
Tanger Factory Outlet Centers, Inc.	35,026	595,792
Urban Edge Properties	39,074	712,710
Whitestone REIT	15,752	160,828

Total Retail REITs		8,326,748

Specialized REITs - 15.7%
American Finance Trust, Inc.	42,531	351,306
CareTrust REIT, Inc.	32,939	698,636
CatchMark Timber Trust, Inc., Class A	16,687	136,833
Diversified Healthcare Trust	81,529	248,663
EPR Properties	25,544	1,123,170
Global Medical REIT, Inc.	20,910	353,588
LTC Properties, Inc.	13,336	481,030
National Health Investors, Inc.	15,128	874,852
Physicians Realty Trust	75,625	1,380,913
Plymouth Industrial REIT, Inc.	11,306	325,048
Uniti Group, Inc.	80,587	971,879

Total Specialized REITs		6,945,918

Total Common Stocks
(Cost $48,222,799)		44,234,153

Short-Term Investments — 0.5%

Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	105,091	105,091
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	95,612	95,612
Total Short-Term Investments
(Cost $200,703)		200,703

Total Investments — 100.3%
(Cost $48,423,502)		44,434,856
Other Assets and Liabilities, Net — (0.3)%		(93,183)
Net Assets — 100.0%		$44,341,673

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,540,152; total market value of collateral held by the Fund was $1,538,765. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,433,674.

Schedule of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

January 31, 2022 (unaudited)

(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$44,234,153	$–	$–	$44,234,153
Short-Term Investments:
Money Market Funds	200,703	–	–	200,703
Total Investments in Securities	$44,434,856	$–	$–	$44,434,856

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.